Commitments and Contingencies	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 - COMMITMENTS AND CONTINGENCIES

Contingencies

Legal Matters

On February 6, 2018 the Company sent a letter to the previous owners of Howco Distributing Co. (“Howco”) alleging that they made certain financial misrepresentations under the terms of the Stock Purchase Agreement by which the Company acquired control of Howco during 2016. The Company claimed that the previous owners took excessive amounts of cash from the business prior to the close of the merger. On March 13, 2018 the Company filed a lawsuit against the previous owners by issuing a summons. On April 12, 2018, the Company received the Defendants’ answer. The Company and the previous owners are in discussion to settle the matter as of December 31, 2018.

In connection with the merger in fiscal 2016, with Texas Wyoming Drilling, Inc., a vendor has a claim for unpaid bills of approximately $75,000 against the Company. The Company and its legal counsel believe the Company is not liable for the claim pursuant to its indemnification clause in the merger agreement.

Settlements

During the quarter ended June 30, 2017, the Company received demands for non-payment of five months of rent for its New York location. In July 2017, the Company vacated the New York premises. Subsequent to June 30, 2017, a lawsuit was filed in the Supreme Court of the State of New York for an alleged breach of a Service Agreement for approximately $63,000 in connection with the lease the Company entered into for its former office space in New York. As of September 30, 2017, the Company accrued into accounts payable approximately $63,000 pursuant to ASC 420-10-30 “Cost to Terminate an Operating Lease”. In October 2017, the Company entered into a settlement agreement with the New York lease landlord and paid $30,000 in full settlement and recorded a settlement gain of $33,361.

On August 9, 2017, a lawsuit was filed by an investor relations firm against the Company in the Supreme Court, Westchester County (Index No. 61772/2017). The complaint alleged two causes of action, one for goods and services furnished and one for an account stated, in the amount of $74,325. The plaintiff obtained a default judgment. The Company has filed an Order to Show Cause to vacate the default judgment on the grounds that the service of the complaint was invalid. The court granted the Company’s Order to Show Cause on December 19, 2017 and set the hearing on the Order to Show Cause for January 12, 2018. At December 31, 2017, $68,544 was accrued in accounts payable. On February 14, 2018 the Company entered into a stipulation agreement with the investor relations firm which settled the amount due at $20,000 if payment was made by February 21, 2018. The lump sum payment was made on February 16, 2018 and a gain on extinguishment of debt of $48,544 was recorded.

On January 29, 2018, the Company entered into a settlement agreement and mutual release with a vendor who had provided public relations and other consulting services whereby the Company shall pay to this vendor an aggregate amount of $60,000 of which $30,000 was paid on February 2, 2018. Additionally, the Company shall pay ten monthly payments of $3,000 per month beginning on February 29, 2018. Additionally, the vendor returned 400,000 common shares of the Company’s common stock which will be cancelled upon satisfaction of the liability. The liability is recorded at $21,000 as of December 31, 2018. The Company is in discussion with the vendor to address the past due amounts.

On November 13, 2018 the Company and a vendor agreed to settle $161,700 in past due professional fees for a convertible note in the amount of $90,000. The note bears interest at 5% and matures in July 2019 and has a fixed discount conversion feature. The accrued balance as accounts payable of $71,700 is subject to a final waiver from the vendor that will allow a gain on the debt extinguishment to be recognized. (see note 17)

During 2016, Company entered into an employment agreement with the Company’s former Chief Strategy Officer which provided for annual base compensation of $400,000 for a period of three years and provided for other additional benefits as defined in the agreement including a signing bonus of $100,000 payable during the first year of employment. During November 2018 the Company reached an agreement and executed a related stipulation and payment terms agreement stemming from the legal action by the former Chief Strategy Officer for improper termination. The plaintiff agreed to accept $600,000 in payments. The first scheduled payment of $200,000 was made on December 20, 2018 in accordance with the settlement terms. Twelve monthly payments of approximately $33,333 are due starting on January 15, through December 15, 2019. As of December 31, 2018 a balance of $412,435 remained as accrued expense which includes related employer payroll taxes expected to be incurred for future payments. (see note 17)

As of December 31, 2018, the Company has received demand for payment of past due amounts for services by several consultants and service providers.

Commitments

Exclusive Agreement

On June 1, 2016, the Company entered into an exclusive agreement with a Brazilian entity in the drone technology market. The agreement provides that the Company will acquire exclusive rights to this entity’s UAV technology and intellectual property that includes research and development efforts completed by this entity. The Company will also secure exclusive export and representation rights to this entity’s products along with the non-binding option to acquire full ownership of this entity for $1 million should the companies agree at a later date it would be in the best interest of both businesses. As consideration for this agreement, the Brazilian entity CEO was appointed to the position of Chief Technology Officer of the Company and granted an option for 2,000,000 shares of common stock.

Consulting Agreements

In June 2017, the Company entered into an agreement with an investment bank to provide placement agent services on an exclusive basis as it relates to a private placement (“the placement”). The agreement calls for the investment bank to receive 9% of the gross proceeds of the placement and 2.5% warrant coverage of the amount raised. The warrants shall entitle the investment bank to purchase securities of the Company at a purchase price equal to 110% of the implied price per share of the placement or 100% of the public market closing price of the Company’s common stock on the date of the placement, whichever is lower. The warrants shall have a term of five years after the closing of the placement. The agreement expired on September 30, 2017 but the terms of the agreement remains effective for previously introduced investors for capital raised during the year ended September 30, 2018. The investment bankers have not presented any claims under this agreement.

Lease Obligations

The Company entered into an agreement with a manufacturer in Pismo Beach, California. The agreement provides for certain services to be provided by the manufacturer as needed by the Company. The agreement has an initial term of three years with one year renewals. In connection with this agreement, the Company has agreed to sublease space based in San Luis Obispo, California from the manufacturer for the purposes of the development and manufacturing of unmanned aerial vehicles. The lease provides for base monthly rent of approximately $15,000 for the initial term to be increased to $16,500 per month upon extension. The lease term begins February 1, 2017 and expires January 31, 2019 with the option to extend the term an additional 24 months. However, the Company never took possession of the premises and in July 2017, the Company made a decision to not take possession of the premises. The Company is in default of the rent payments and had received verbal demand of payments. As of December 31, 2018, the Company has not made any of the required monthly rent payments in connection with this agreement. During fiscal 2017, the Company had expensed and accrued into accounts payable the remaining amounts due under the term of the lease for a total accrual of $360,000 pursuant to ASC 420-10-30. This balance remains accrued as of December 31, 2018 and 2017.

In May 2017, the Company extended Howco’s office lease through May 30, 2020. The lease requires monthly payments including base rent plus CAM with annual increases. Future minimum lease payments under non-cancelable operating leases at December 31, 2018 are as follows:

Years ending September 30,	Amount
2019	$60,137
2020	40,737
Total minimum non-cancelable operating lease payments	$100,874

For the three months ended December 31, 2018 and 2017, rent expense amounted to $14,513 and $14,565, respectively.

Purchase commitments

The Company entered into agreements to act as a distributor or dealer with third party drone suppliers. Some of these agreements require the Company to maintain certain levels of inventory of the supplier’s products. At December 31 and September 30, 2018 no inventory was required to be held under the terms of these arrangements.

Profit Sharing Plan (for Howco)

On April 13, 2018, Howco Distributing announced to its employees a Company-wide profit sharing program. In fiscal year 2018, Howco Distributing, will paid out ten-percent of the Company’s income before depreciation and amortization. The employee profit share is equal to their annual salary divided by the Company’s total annual payroll and multiplied by 10% of adjusted net income for the fiscal year. During the three months ended December 31, 2018 the employees earned approximately $6,000 under this plan.

NOTE 16 - COMMITMENTS AND CONTINGENCIES

Contingencies

Legal Matters

On February 6, 2018 the Company sent a letter to the previous owners of Howco Distributing Co. (“Howco”) alleging that they made certain financial misrepresentations under the terms of the Stock Purchase Agreement by which the Company acquired control of Howco during 2016. The Company claimed that the previous owners took excessive amounts of cash from the business prior to the close of the merger. On March 13, 2018 the Company filed a lawsuit against the previous owners by issuing a summons. On April 12, 2018, the Company received the Defendants’ answer. The Company and the previous owners are in discussion to settle the matter as of September 30, 2018.

In connection with the merger in fiscal 2016, with Texas Wyoming Drilling, Inc., a vendor has a claim for unpaid bills of approximately $75,000 against the Company. The Company and its legal counsel believe the Company is not liable for the claim pursuant to its indemnification clause in the merger agreement.

Settlements

During the quarter ended June 30, 2017, the Company received demands for non-payment of five months of rent for its New York location. In July 2017, the Company vacated the New York premises. Subsequent to June 30, 2017, a lawsuit was filed in the Supreme Court of the State of New York for an alleged breach of a Service Agreement for approximately $63,000 in connection with the lease the Company entered into for its former office space in New York. As of September 30, 2017, the Company accrued into accounts payable approximately $63,000 pursuant to ASC 420-10-30 “Cost to Terminate an Operating Lease”. In October 2017, the Company entered into a settlement agreement with the New York lease landlord and paid $30,000 in full settlement and recorded a settlement gain of $33,361.

On August 9, 2017, a lawsuit was filed by an investor relations firm against the Company in the Supreme Court, Westchester County (Index No. 61772/2017). The complaint alleged two causes of action, one for goods and services furnished and one for an account stated, in the amount of $74,325. The plaintiff obtained a default judgment. The Company has filed an Order to Show Cause to vacate the default judgment on the grounds that the service of the complaint was invalid. The court granted the Company’s Order to Show Cause on December 19, 2017 and set the hearing on the Order to Show Cause for January 12, 2018. At December 31, 2017, $68,544 was accrued in accounts payable. On February 14, 2018 the Company entered into a stipulation agreement with the investor relations firm which settled the amount due at $20,000 if payment was made by February 21, 2018. The lump sum payment was made on February 16, 2018 and a gain on extinguishment of debt of $48,544 was recorded.

On January 29, 2018, the Company entered into a settlement agreement and mutual release with a vendor who had provided public relations and other consulting services whereby the Company shall pay to this vendor an aggregate amount of $60,000 of which $30,000 was paid on February 2, 2018. Additionally, the Company shall pay ten monthly payments of $3,000 per month beginning on February 29, 2018. Additionally, the vendor returned 400,000 common shares of the Company’s common stock which will be cancelled upon satisfaction of the liability. The liability is recorded at $21,000 as of September 30, 2018.

The Company has filed a lawsuit against the former Chief Strategy Officer and member of the Board, who was terminated on July 7, 2017, for breach of contract, breach of the covenant of good faith and fair dealing, and violation of the California Business & Professions Code. On July 31, 2017, the former Chief Strategy Officer and member of the Board subsequently filed a counterclaim against the Company seeking, among other items, damages in excess of $900,000, prejudgment interest, and reimbursement of legal fees. Prior to the termination and as of September 30, 2018 and September 30, 2017, there was accrued a 401(k) matching contribution of $9,230 and a $100,000 sign on bonus. This lawsuit was settled in November 2018 (see Note 18).

As of September 30, 2018, the Company has received demand for payment of past due amounts for services by several consultants and service providers.

Commitments

Exclusive Agreement

On June 1, 2016, the Company entered into an exclusive agreement with a Brazilian entity in the drone technology market. The agreement provides that the Company will acquire exclusive rights to this entity’s UAV technology and intellectual property that includes research and development efforts completed by this entity. The Company will also secure exclusive export and representation rights to this entity’s products along with the non-binding option to acquire full ownership of this entity for $1 million should the companies agree at a later date it would be in the best interest of both businesses. As consideration for this agreement, the Brazilian entity CEO was appointed to the position of Chief Technology Officer of the Company and granted an option for 2,000,000 shares of common stock.

Consulting Agreements

In June 2017, the Company entered into an agreement with an investment bank to provide placement agent services on an exclusive basis as it relates to a private placement (“the placement”). The agreement calls for the investment bank to receive 9% of the gross proceeds of the placement and 2.5% warrant coverage of the amount raised. The warrants shall entitle the investment bank to purchase securities of the Company at a purchase price equal to 110% of the implied price per share of the placement or 100% of the public market closing price of the Company’s common stock on the date of the placement, whichever is lower. The warrants shall have a term of five years after the closing of the placement. The agreement expired on September 30, 2017 but the terms of the agreement remains effective for previously introduced investors for capital raised during the year ended September 30, 2018.

Lease Obligations

The Company entered into an agreement with a manufacturer in Pismo Beach, California. The agreement provides for certain services to be provided by the manufacturer as needed by the Company. The agreement has an initial term of three years with one year renewals. In connection with this agreement, the Company has agreed to sublease space based in San Luis Obispo, California from the manufacturer for the purposes of the development and manufacturing of unmanned aerial vehicles. The lease provides for base monthly rent of approximately $15,000 for the initial term to be increased to $16,500 per month upon extension. The lease term begins February 1, 2017 and expires January 31, 2019 with the option to extend the term an additional 24 months. However, the Company never took possession of the premises and in July 2017, the Company made a decision to not take possession of the premises. The Company is in default of the rent payments and had received verbal demand of payments. As of September 30, 2018, the Company has not made any of the required monthly rent payments in connection with this agreement. During fiscal 2017, the Company had expensed and accrued into accounts payable the remaining amounts due under the term of the lease for a total accrual of $360,000 pursuant to ASC 420-10-30. This balance remains accrued as of September 30, 2018 and 2017.

In May 2017, the Company extended Howco’s office lease through May 30, 2020. The lease requires monthly payments including base rent plus CAM with annual increases. Future minimum lease payments under non-cancelable operating leases at September 30, 2018 are as follows:

Years ending September 30,	Amount
2019	$60,137
2020	40,737
Total minimum non-cancelable operating lease payments	$100,874

For the years ended September 30, 2018 and 2017, rent expense amounted to $55,225 and $496,352, respectively.

Purchase commitments

The Company entered into agreements to act as a distributor or dealer with third party drone suppliers. Some of these agreements require the Company to maintain certain levels of inventory of the supplier’s products. At September 30, 2018 no inventory was required to be held under the terms of these arrangements.

Profit Sharing Plan (for Howco)

On April 13, 2018, Howco Distributing announced to its employees a Company-wide profit sharing program. In fiscal year 2018, Howco Distributing, will redistribute the total of ten-percent of the Company’s net income. The employee profit is equal to their annual salary divided by the Company’s total annual payroll and multiplied by 10% of net income for the fiscal year. During 2018 the employees earned approximately $21,000 under this plan.